Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair value of assets measured on recurring basis
The following table presents the balance of assets measured at fair value on a recurring basis at September 30, 2013:

	Fair Value at September 30, 2013
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$101,237	$—	$—	$101,237
Obligations of U.S. government	—	533,975	—	533,975
Obligations of states and political subdivisions	—	22,545	—	22,545
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	452,015	—	452,015
Agency pass through mortgage-backed securities	—	1,251,176	—	1,251,176
Other debt securities	—	—	—	—
Balance at end of period	$101,237	$2,259,711	$—	$2,360,948

Aggregated balance of assets measured at estimated fair value on a nonrecurring basis and total losses resulting from those fair value adjustments
The following table presents the aggregated balance of assets measured at estimated fair value on a nonrecurring basis for the year ended September 30, 2013, and the total losses resulting from those fair value adjustments for the quarter and year ended September 30, 2013. These estimated fair values are shown gross of estimated selling costs:

	Through September 30, 2013				Quarter Ended September 30, 2013	Year Ended September 30, 2013
	Level 1	Level 2	Level 3	Total	Total Losses
	(In thousands)
Impaired loans (1)	$—	$—	$87,170	$87,170	$366	$13,371
Covered REO (2)	—	—	20,308	20,308	208	811
Real estate held for sale (2)	—	—	82,840	82,840	4,618	24,268
Balance at end of period	$—	$—	$190,318	$190,318	$5,192	$38,450
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(1)	The losses represents remeasurements of collateral-dependent loans.

(2)	The losses represents aggregate writedowns and charge-offs on real estate held for sale.